SHARE-BASED COMPENSATION - Non-Employee Share options (Details) - Non-Employee Share options - $ / shares		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SHARE-BASED COMPENSATION
Options outstanding (in shares)	1,035,962	1,106,587
Options outstanding (in dollars per share)	$ 0.98
Share options vested (in shares)	995,962
Share options granted (in shares)		35,000	25,625	50,000
Exercise price of share options granted (in dollars per share)		$ 1.99	$ 1.99	$ 1.99
Share options forfeited (in shares)		40,000
Contractual term of options granted		4 years	4 years	4 years
Percentage of stock awards vesting each year		25.00%
Vested and exercisable (in shares)		1,039,087